Cash and Investments - Fair Value Disclosures (Narrative) (Details) - Significant unobservable inputs (Level 3) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Acquisitions of subsidiaries (note 23)	$ 645.8
Limited partnerships and other
Disclosure of fair value measurement of assets [line items]
Acquisitions of subsidiaries (note 23)	583.8
Private placement debt securities(b)(2)
Disclosure of fair value measurement of assets [line items]
Acquisitions of subsidiaries (note 23)	$ 22.4